Income Taxes - Summary of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Statutory tax rate	30.90%	30.90%	30.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.80%	0.80%	0.30%
Tax-exempt income	(0.30%)	(0.60%)	(0.20%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.00%	1.00%	0.60%
Effects of investments accounted for using the equity method	(3.30%)	(2.80%)	(3.40%)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.10%	1.90%	2.10%
Change in unrecognized deferred tax assets	3.80%	2.10%	0.40%
Tax credits	(4.60%)	(4.20%)	(2.10%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.10%)	(3.10%)	(2.00%)
Unrecognized tax benefits adjustments	(5.40%)	(1.10%)	0.00%
Revision to deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.00%	0.40%	0.00%
Other	0.70%	0.00%	0.60%
Average effective tax rate	22.70%	25.30%	27.20%